Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000007056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 5,000,000		$ 5,440,530.67	$ 6,194,517.63	$ 6,020,041.06	$ 7,332,070.13	$ 8,534,932.87	$ 9,747,075.68	$ 8,103,115.34	$ 9,527,843.94	$ 10,919,223.81	$ 12,403,398.74
C000007055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Accumulated Value	10,000		10,876.54092	12,387.64321	12,033.9215	14,655.83532	17,058.98726	19,484.14085	16,192.14874	19,037.92084	21,816.304	24,779.65892
C000007054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Accumulated Value	10,000		10,863.29	12,357.39	11,990.9	14,589.44	16,961.67	19,351.25	16,066.72	18,869.13	21,597.52	24,504.31
CRSP US Total Market C000007056 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,633,821.1	6,827,576.51	6,474,794.41	8,471,392.64	10,249,753.02	12,886,426.38	10,374,456.84	13,069,327.09	16,176,131.96	18,950,878.28
Bloomberg U S Aggregate Float Adjusted C000007056 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,137,645.48	5,324,016.93	5,319,818.34	5,791,764.07	6,240,358.6	6,142,021.62	5,339,400.02	5,638,187.12	5,712,932.81	6,124,806.64
CRSP US Total Market C000007055 Index [Member]
Account Value [Line Items]
Accumulated Value			11,267.64219	13,655.15301	12,949.58883	16,942.78528	20,499.50604	25,772.85276	20,748.91369	26,138.65418	32,352.26392	37,901.75656
Bloomberg U S Aggregate Float Adjusted C000007055 Index [Member]
Account Value [Line Items]
Accumulated Value			10,275.29095	10,648.03386	10,639.63667	11,583.52814	12,480.7172	12,284.04324	10,678.80004	11,276.37425	11,425.86561	12,249.61328
CRSP US Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		CRSP US Total Market Index
Accumulated Value	10,000		11,267.64	13,655.15	12,949.59	16,942.79	20,499.51	25,772.85	20,748.91	26,138.65	32,352.26	37,901.76
Bloomberg U S Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Float Adjusted Index
Accumulated Value	10,000		10,275.29	10,648.03	10,639.64	11,583.53	12,480.72	12,284.04	10,678.8	11,276.37	11,425.87	12,249.61
Balanced Composite C000007055 Index [Member]
Account Value [Line Items]
Accumulated Value			10,888.60187	12,405.54919	12,058.57887	14,696.27375	17,245.09654	19,708.52583	16,474.28357	19,387.88362	22,197.89906	25,210.74659
Balanced Composite C000007056 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,444,300.93	6,202,774.6	6,029,289.44	7,348,136.87	8,622,548.27	9,854,262.91	8,237,141.78	9,693,941.81	11,098,949.53	12,605,373.3
Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Balanced Composite Index
Accumulated Value	$ 10,000		$ 10,888.6	$ 12,405.55	$ 12,058.58	$ 14,696.27	$ 17,245.1	$ 19,708.53	$ 16,474.28	$ 19,387.88	$ 22,197.9	$ 25,210.75